SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING LEASE (Details)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 169,096
2023	76,628
2024	77,681
2025	78,755
Subsequent	19,689
Total	$ 421,848